Equity Instruments (Details 4) - $ / shares	3 Months Ended	12 Months Ended
	Sep. 30, 2016	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Number of Warrants Outstanding
Number of Warrants Outstanding, Beginning Balance	2,201,627	8,553	8,553
Granted in fiscal 2015			0
Issuance of settlement warrants to initial investors	84,918
Share Based Compensation Share Warrants Expired			0
Warrants issued to placement agents for convertible promissory notes		22,254
Number of Warrants Outstanding, Ending Balance	2,286,545	2,201,627	8,553	8,553
Warrants issued to placement agents for the registered offering		1,733,322
Warrants issued to placement agents for convertible promissory notes		22,564
Warrants issued to investors in connection with the registered offering		109,375
aWarrants issued to convertible note holders who converted May 5, 2016		305,559
Warrants, Weighted Average Exercise Price
Weighted Average Exercise Price, Outstanding Beginning Balance	$ 6.19	$ 54.36	$ 54.36
Granted in fiscal 2015			0
Expired in fiscal 2015			0
Warrants issued to placement agents for convertible promissory notes		7.80
Warrants issued to investors in connection with the registered offering		6.00
Warrants issued to placement agents for convertible promissory notes		4.80
Issuance of settlement warrants to initial investors	4.00
Warrants issued to placement agents for the registered offering		6.00
Warrants issued to convertible note holders who converted May 5, 2016		6.00
Weighted Average Exercise Price, Outstanding Ending Balance	$ 6.11	$ 6.19	$ 54.36	$ 54.36
Weighted Average Remaining Contractual Life
Weighted Average Remaining Contractual Life, Warrants Outstanding (in years)	4 years 5 months 19 days	4 years 8 months 16 days	2 years 11 months 1 day	3 years 11 months 1 day